UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AXS 2X Innovation ETF

(TARK)

AXS 1.25X NVDA Bear Daily ETF

(NVDS)

AXS TSLA Bear Daily ETF

(TSLQ)

AXS Short Innovation Daily ETF

(SARK)

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2023

AXS ETFs

Each a series of Investment Managers Series Trust II

Table of Contents

Schedule of Investments	1
Statements of Assets and Liabilities	5
Statements of Operations	7
Statements of Changes in Net Assets	11
Financial Highlights	15
Notes to Financial Statements	19
Expense Examples	34

This report and the financial statements contained herein are provided for the general information of the shareholders of the AXS ETFs. This report is not authorized for distribution to prospective investors in the ETFs unless preceded or accompanied by an effective prospectus.

www.axsinvestments.com

AXS 2X Innovation ETF
SCHEDULE OF INVESTMENTS
As of September 30, 2023 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$53,185,011
TOTAL NET ASSETS — 100.0%	$53,185,011

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	ARK Innovation ETF	Receive	5.82% (OBRF01* + 50bps)	At Maturity	5/3/2024	$78,295,679	$-	$1,727,673
Clear Street	ARK Innovation ETF	Receive	5.87% (OBRF01* + 55bps)	At Maturity	6/7/2024	24,919,413	-	(784,685)
TOTAL EQUITY SWAP CONTRACTS								$942,988

*	OBFR01 - Overnight Bank Funding Rate, 5.32% as of September 30, 2023.

See accompanying Notes to Financial Statements.

AXS 1.25X NVDA Bear Daily ETF
SCHEDULE OF INVESTMENTS
As of September 30, 2023 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$83,086,769
TOTAL NET ASSETS — 100.0%	$83,086,769

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	NVIDIA Corp.	Pay	4.82% (OBFR01* -50bps)	At Maturity	7/17/2024	$(71,133,523)	$-	$4,130,544
Clear Street	NVIDIA Corp.	Pay	4.72% (OBFR01* -35bps)	At Maturity	5/17/2024	(39,633,941)	-	(5,568,569)
TOTAL EQUITY SWAP CONTRACTS								$(1,438,025)

*	OBFR01 - Overnight Bank Funding Rate, 5.32% as of September 30, 2023.

See accompanying Notes to Financial Statements.

AXS TSLA Bear Daily ETF
SCHEDULE OF INVESTMENTS
As of September 30, 2023 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$97,128,775
TOTAL NET ASSETS — 100.0%	$97,128,775

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	Tesla, Inc.	Pay	4.82% (OBFR01* -50bps)	At Maturity	7/17/2024	$(76,433,158)	$-	$4,668,080
Clear Street	Tesla, Inc.	Pay	4.97% (OBFR01* -35bps)	At Maturity	4/25/2024	(26,273,161)	-	(5,959,695)
TOTAL EQUITY SWAP CONTRACTS								$(1,291,615)

*	OBFR01 - Overnight Bank Funding Rate, 5.32% as of September 30, 2023.

See accompanying Notes to Financial Statements.

AXS Short Innovation Daily ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2023 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$216,232,614
TOTAL NET ASSETS — 100.0%	$216,232,614

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	ARK Innovation ETF	Pay	2.97% (OBRF01* - 235bps)	At Maturity	8/7/2024	$(179,058,794)	$-	$17,880,169
Clear Street	ARK Innovation ETF	Pay	3.75% (OBRF01* - 157bps)	At Maturity	4/1/2024	(61,854,750)	-	(6,247,735)
TOTAL EQUITY SWAP CONTRACTS								$11,632,434

*	OBFR01 - Overnight Bank Funding Rate, 5.32% as of September 30, 2023.

See accompanying Notes to Financial Statements.

AXS Funds
STATEMENTS OF ASSETS AND LIABILITIES
As of September 30, 2023 (Unaudited)

	AXS 2X Innovation ETF	AXS 1.25X NVDA Bear Daily ETF	AXS TSLA Bear Daily ETF
Assets:
Cash	$51,735,762	$96,955,458	$97,178,830
Unrealized appreciation on open swap contracts	1,727,673	4,130,544	4,668,080
Receivables:
Fund shares sold	547,473	-	1,298,528
Receivable for swaps	18,621	7,463	-
Prepaid expenses	2,669	513	16,259
Total assets	54,032,198	101,093,978	103,161,697

Liabilities:
Unrealized depreciation on open swap contracts	784,685	5,568,569	5,959,695
Payables:
Fund shares redeemed	-	12,393,080	-
Advisory fees	21,913	24,393	42,421
Fund administration fees	7,232	52	1,983
Transfer agent fees and expenses	1,569	2,715	580
Custody fees	465	587	213
Auditing fees	8,750	8,501	8,750
Fund accounting fees	7,813	184	2,122
Trustees' deferred compensation (Note 3)	4,218	4,957	7,821
Shareholder reporting fees	2,312	165	-
Trustees' fees and expenses	1,603	410	927
Chief Compliance Officer fees	1,565	46	1,270
Legal fees	905	396	2,254
Payable for swaps	-	-	1,208
Accrued other expenses	4,157	3,154	3,678
Total liabilities	847,187	18,007,209	6,032,922
Commitments and contingencies (Note 3)
Net Assets	$53,185,011	$83,086,769	$97,128,775

Components of Net Assets:
Paid-in capital (par value of$0.01 per share with an unlimited number of shares authorized)	$58,392,696	$171,528,093	$145,523,111
Total distributable earnings (accumulated deficit)	(5,207,685)	(88,441,324)	(48,394,336)
Net Assets	$53,185,011	$83,086,769	$97,128,775

Shares of beneficial interest issued and outstanding	945,690	2,095,978	2,990,000
Net asset value per share	$56.24	$39.64	$32.48

See accompanying Notes to Financial Statements.

AXS Funds
STATEMENTS OF ASSETS AND LIABILITIES - Continued
As of September 30, 2023 (Unaudited)

AXS Short Innovation Daily ETF
Assets:
Cash	$210,092,656
Unrealized appreciation on open swap contracts	17,880,169
Receivables:
Fund shares sold	-
Receivable for swaps	-
Prepaid expenses	360
Total assets	227,973,185

Liabilities:
Unrealized depreciation on open swap contracts	6,247,735
Payables:
Fund shares redeemed	5,027,325
Advisory fees	85,541
Fund administration fees	68,235
Transfer agent fees and expenses	19,201
Custody fees	58,368
Auditing fees	11,006
Fund accounting fees	126,216
Trustees' deferred compensation (Note 3)	14,979
Shareholder reporting fees	8,245
Trustees' fees and expenses	15,549
Chief Compliance Officer fees	6,998
Legal fees	24,292
Payable for swaps	7,528
Accrued other expenses	19,353
Total liabilities	11,740,571
Commitments and contingencies (Note 3)
Net Assets	$216,232,614

Components of Net Assets:
Paid-in capital (par value of$0.01 per share with an unlimited number of shares authorized)	$237,701,664
Total distributable earnings (accumulated deficit)	(21,469,050)
Net Assets	$216,232,614

Shares of beneficial interest issued and outstanding	5,450,000
Net asset value per share	$39.68

See accompanying Notes to Financial Statements.

AXS 2X Innovation ETF

STATEMENTS OF OPERATIONS

For the Six Months Ended September 30, 2023 (Unaudited)
Investment Income:
Interest	$1,072,779
Total investment income	1,072,779

Expenses:
Advisory fees	259,701
Fund administration fees	31,394
Transfer agent fees and expenses	6,135
Custody fees	59,107
Fund accounting fees	29,346
Miscellaneous	7,130
Auditing fees	6,159
Legal fees	4,888
Trustees' fees and expenses	4,293
Chief Compliance Officer fees	1,264
Insurance fees	1,128
Shareholder reporting fees	967
Total expenses	411,512
Advisory fees (waived) recovered	(97,137)
Net expenses	314,375
Net investment income (loss)	758,404

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	(314,007)
Net realized gain (loss)	(314,007)
Net change in unrealized appreciation/depreciation on:
Swap contracts	(1,485,806)
Net change in unrealized appreciation/depreciation	(1,485,806)
Net realized and unrealized gain (loss)	(1,799,813)

Net Increase (Decrease) in Net Assets from Operations	$(1,041,409)

See accompanying Notes to Financial Statements.

AXS 1.25X NVDA Bear Daily ETF

STATEMENTS OF OPERATIONS

For the Six Months Ended September 30, 2023 (Unaudited)
Investment Income:
Interest	$2,843,631
Total investment income	2,843,631

Expenses:
Advisory fees	490,756
Fund administration fees	53,357
Transfer agent fees and expenses	4,349
Custody fees	39,012
Fund accounting fees	15,703
Miscellaneous	13,508
Shareholder reporting fees	11,130
Trustees' fees and expenses	11,002
Legal fees	6,666
Auditing fees	6,001
Chief Compliance Officer fees	3,286
Insurance fees	478
Total expenses	655,248
Advisory fees (waived) recovered	(60,912)
Net expenses	594,336
Net investment income (loss)	2,249,295

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	(83,869,224)
Net realized gain (loss)	(83,869,224)
Net change in unrealized appreciation/depreciation on:
Swap contracts	15,745,878
Net change in unrealized appreciation/depreciation	15,745,878
Net realized and unrealized gain (loss)	(68,123,346)

Net Increase (Decrease) in Net Assets from Operations	$(65,874,051)

See accompanying Notes to Financial Statements.

AXS TSLA Bear Daily ETF

STATEMENTS OF OPERATIONS

For the Six Months Ended September 30, 2023 (Unaudited)
Investment Income:
Interest	$2,775,556
Total investment income	2,775,556

Expenses:
Advisory fees	537,614
Fund administration fees	70,271
Transfer agent fees and expenses	11,660
Custody fees	65,169
Fund accounting fees	33,280
Legal fees	18,222
Miscellaneous	16,179
Trustees' fees and expenses	14,014
Shareholder reporting fees	6,654
Auditing fees	6,250
Chief Compliance Officer fees	4,145
Insurance fees	2,676
Total expenses	786,134
Advisory fees (waived) recovered	(135,363)
Net expenses	650,771
Net investment income (loss)	2,124,785

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	(28,514,409)
Net realized gain (loss)	(28,514,409)
Net change in unrealized appreciation/depreciation on:
Swap contracts	4,604,296
Net change in unrealized appreciation/depreciation	4,604,296
Net realized and unrealized gain (loss)	(23,910,113)

Net Increase (Decrease) in Net Assets from Operations	$(21,785,328)

See accompanying Notes to Financial Statements.

AXS Short Innovation Daily ETF

STATEMENTS OF OPERATIONS

For the Six Months Ended September 30, 2023 (Unaudited)
Investment Income:
Interest	$6,090,258
Total investment income	6,090,258

Expenses:
Advisory fees	825,476
Fund administration fees	187,827
Transfer agent fees and expenses	6,362
Custody fees	43,359
Legal fees	51,437
Fund accounting fees	45,754
Trustees' fees and expenses	35,308
Chief Compliance Officer fees	19,455
Miscellaneous	15,785
Shareholder reporting fees	15,723
Insurance fees	8,338
Auditing fees	7,506
Total expenses	1,262,330
Advisory fees (waived) recovered	(309,857)
Net expenses	952,473
Net investment income (loss)	5,137,785

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	(38,235,074)
Net realized gain (loss)	(38,235,074)
Net change in unrealized appreciation/depreciation on:
Swap contracts	28,963,267
Net change in unrealized appreciation/depreciation	28,963,267
Net realized and unrealized gain (loss)	(9,271,807)

Net Increase (Decrease) in Net Assets from Operations	$(4,134,022)

See accompanying Notes to Financial Statements.

AXS 2X Innovation ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Period Ended March 31, 2023*
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$758,404	$247,719
Net realized gain (loss) on swap contracts	(314,007)	(9,070,819)
Net change in unrealized appreciation/depreciation on swap contracts	(1,485,806)	2,428,794
Net increase (decrease) in net assets resulting from operations	(1,041,409)	(6,394,306)

Capital Transactions:
Net proceeds from shares sold	52,875,218	301,733,016
Cost of shares redeemed	(49,519,774)	(244,467,734)
Net increase (decrease) in net assets from capital transactions	3,355,444	57,265,282

Total increase (decrease) in net assets	2,314,035	50,870,976

Net Assets:
Beginning of period	50,870,976	-
End of period	$53,185,011	$50,870,976
Capital Share Transactions:
Shares sold	870,000	4,243,000
Shares redeemed	(715,000)	(3,452,310)
Net increase (decrease) in capital share transactions	155,000	790,690

*	The Fund commenced operations on April 28, 2022.

See accompanying Notes to Financial Statements.

AXS 1.25X NVDA Bear Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Period Ended March 31, 2023*
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$2,249,295	$259,185
Net realized gain (loss) on swap contracts	(83,869,224)	(5,190,735)
Net change in unrealized appreciation/depreciation on swap contracts	15,745,878	(17,183,903)
Net increase (decrease) in net assets resulting from operations	(65,874,051)	(22,115,453)

Distributions to Shareholders:
Total distributions to shareholders	-	(451,820)

Capital Transactions:
Net proceeds from shares sold	313,524,108	167,901,773
Cost of shares redeemed	(256,037,160)	(53,860,628)
Net increase (decrease) in net assets from capital transactions	57,486,948	114,041,145

Total increase (decrease) in net assets	(8,387,103)	91,473,872

Net Assets:
Beginning of period	91,473,872	-
End of period	$83,086,769	$91,473,872
Capital Share Transactions:
Shares sold	25,020,000	8,015,000
Shares redeemed	(28,624,022)	(2,315,000)
Net increase (decrease) in capital share transactions	(3,604,022)	5,700,000

*	The Fund commenced operations on July 13, 2022.

See accompanying Notes to Financial Statements.

AXS TSLA Bear Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Period Ended March 31, 2023*
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$2,124,785	$1,387,823
Net realized gain (loss) on swap contracts	(28,514,409)	(19,129,211)
Net change in unrealized appreciation/depreciation on swap contracts	4,604,296	(5,895,911)
Net increase (decrease) in net assets resulting from operations	(21,785,328)	(23,637,299)

Distributions to Shareholders:
Total distributions to shareholders	-	(2,971,709)

Capital Transactions:
Net proceeds from shares sold	319,234,825	778,730,406
Cost of shares redeemed	(312,691,240)	(639,750,880)
Net increase (decrease) in net assets from capital transactions	6,543,585	138,979,526

Total increase (decrease) in net assets	(15,241,743)	112,370,518

Net Assets:
Beginning of period	112,370,518	-
End of period	$97,128,775	$112,370,518
Capital Share Transactions:
Shares sold	9,050,000	14,955,000
Shares redeemed	(8,700,000)	(12,315,000)
Net increase (decrease) in capital share transactions	350,000	2,640,000

*	The Fund commenced operations on July 13, 2022.

See accompanying Notes to Financial Statements.

AXS Short Innovation Daily ETF^

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Period Ended March 31, 2023*	For the Period Ended September 30, 2022**
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$5,137,785	$4,072,297	$(1,497,593)
Net realized gain (loss) on swap contracts	(38,235,074)	22,851,036	153,123,322
Net change in unrealized appreciation/depreciation on swap contracts	28,963,267	(54,085,126)	36,754,293
Net increase (decrease) in net assets resulting from operations	(4,134,022)	(27,161,793)	188,380,022

Distributions to Shareholders:
Total distributions to shareholders	-	(65,646,748)	-

Capital Transactions:
Net proceeds from shares sold	198,112,623	573,256,103	1,579,155,899
Cost of shares redeemed	(287,903,825)	(544,694,243)	(1,393,131,402)
Net increase (decrease) in net assets from capital transactions	(89,791,202)	28,561,860	186,024,497

Total increase (decrease) in net assets	(93,925,224)	(64,246,681)	374,404,519

Net Assets:
Beginning of period	310,157,838	374,404,519	-
End of period	$216,232,614	$310,157,838	$374,404,519
Capital Share Transactions:
Shares sold	5,075,000	13,100,000	31,250,000
Shares redeemed	(7,375,000)	(11,400,000)	(25,200,000)
Net increase (decrease) in capital share transactions	(2,300,000)	1,700,000	6,050,000

^	With the Plan of Reorganization with respect to the AXS Short Innovation Daily ETF (formerly, Tuttle Capital Short Innovation ETF), shareholders received shares of the AXS Short Innovation Daily ETF effective as of the close of business on August 5, 2022. See Note 1 in the accompanying Notes to Financial Statements.

*	Fiscal year end changed to March 31, effective October 1, 2022.

**	The Fund commenced operations on November 5, 2021.

See accompanying Notes to Financial Statements.

AXS 2X Innovation ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Period Ended March 31, 2023*,**
Net asset value, beginning of period	$64.34	$150.00
Income from Investment Operations:
Net investment income (loss)[1]	0.91	0.41
Net realized and unrealized gain (loss)	(9.01)	(86.07)
Total from investment operations	(8.10)	(85.66)
Net asset value, end of period	$56.24	$64.34

Total return[2,3]	(12.59)%[4]	(57.11)%[4]

Total return at market price[3,5]	(12.70)%[4]	(57.11)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$53,185	$50,871

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.50%[6]	1.43%[6]
After fees waived and expenses absorbed/recovered	1.15%[6]	1.15%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.42%[6]	0.36%[6]
After fees waived and expenses absorbed/recovered	2.77%[6]	0.64%[6]

Portfolio turnover rate[7]	-%[4]	-%[4]

*	The Fund commenced operations on April 28, 2022.

**	The Fund had a 1-5 reverse stock split after the close of business November 30, 2022. Note 1 in the accompanying Notes to Financial Statements.

[1]	Based on average shares outstanding during the period.

[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

[3]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

[4]	Not annualized.

[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on Nasdaq.

[6]	Annualized.

[7]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

AXS 1.25X NVDA Bear Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2023 (Unaudited)**	For the Period Ended March 31, 2023*
Net asset value, beginning of period	$80.25	$250.00
Income from Investment Operations:
Net investment income (loss)[1]	0.28	1.85
Net realized and unrealized gain (loss)	(40.89)	(160.30)
Total from investment operations	(40.61)	(158.45)

Less Distributions:
From net investment income	-	(1.35)
From net realized gain	-	(9.95)
Total distributions	-	(11.30)
Net asset value, end of period	$39.64	$80.25

Total return[2,3]	(50.60)%[4]	(66.14)%[4]

Total return at market price[3,5]	(50.65)%[4]	(66.14)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$83,087	$91,474

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.27%[6]	1.81%[6]
After fees waived and expenses absorbed/recovered	1.15%[6]	1.15%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	4.24%[6]	1.69%[6]
After fees waived and expenses absorbed/recovered	4.36%[6]	2.35%[6]

Portfolio turnover rate[7]	-%[4]	-%[4]

*	The Fund commenced operations on July 13, 2022.

**	The Fund had a 1-5 reverse stock split after the close of business August 14, 2023. See Note 1 in the accompanying Notes to Financial Statements.

[1]	Based on average shares outstanding during the period.

[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

[3]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

[4]	Not annualized.

[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on Nasdaq.

[6]	Annualized.

[7]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

AXS TSLA Bear Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Period Ended March 31, 2023*
Net asset value, beginning of period	$42.56	$50.00
Income from Investment Operations:
Net investment income (loss)[1]	0.70	0.82
Net realized and unrealized gain (loss)	(10.78)	(6.23)
Total from investment operations	(10.08)	(5.41)

Less Distributions:
From net investment income	-	(0.46)
From net realized gain	-	(1.57)
Total distributions	-	(2.03)
Net asset value, end of period	$32.48	$42.56

Total return[2,3]	(23.68)%[4]	(12.97)%[4]

Total return at market price[3,5]	(23.65)%[4]	(13.02)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$97,129	$112,371

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.39%[6]	1.21%[6]
After fees waived and expenses absorbed/recovered	1.15%[6]	1.15%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	3.52%[6]	2.21%[6]
After fees waived and expenses absorbed/recovered	3.76%[6]	2.27%[6]

Portfolio turnover rate[7]	-%[4]	-%[4]

*	The Fund commenced operations on July 13, 2022.

[1]	Based on average shares outstanding during the period.

[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

[3]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

[4]	Not annualized.

[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on Nasdaq.

[6]	Annualized.

[7]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

AXS Short Innovation Daily ETF^

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Period Ended March 31, 2023*	For the Period Ended September 30, 2022**
Net asset value, beginning of period	$40.02	$61.89	$30.00
Income from Investment Operations:
Net investment income (loss)[1]	0.78	0.57	(0.24)
Net realized and unrealized gain (loss)	(1.12)	(8.69)	32.13
Total from investment operations	(0.34)	(8.12)	31.89

Less Distributions:
From net realized gain	-	(13.75)	-
Total distributions	-	(13.75)	-
Net asset value, end of period	$39.68	$40.02	$61.89

Total return[2,3]	(0.85)%[4]	(19.82)%[4]	106.28%[4]

Total return at market price[3,5]	(0.95)%[4]	(19.69)%[4]	106.23%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$216,233	$310,158	$374,405

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	0.99%[6]	1.01%[6]	0.83%[6]
After fees waived and expenses absorbed/recovered	0.75%[6]	0.75%[6]	0.75%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	3.81%[6]	2.03%[6]	(0.58)%[6]
After fees waived and expenses absorbed/recovered	4.05%[6]	2.29%[6]	(0.50)%[6]

Portfolio turnover rate[7]	-%[4]	-%[4]	-%[4]

^	Financial information from November 5, 2021 through August 5, 2022 is for Tuttle Capital Short Innovation ETF, which was reorganized into the AXS Short Innovation Daily ETF as of the close of business on August 5, 2022. See Note 1 in the accompanying Notes to Financial Statements.
*	Fiscal year end changed to March 31, effective October 1, 2022.
**	The Fund commenced operations on November 5, 2021.
[1]	Based on average shares outstanding during the period.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[3]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on The NASDAQ Stock Market LLC. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on The NASDAQ Stock Market LLC.
[6]	Annualized.
[7]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

AXS Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2023 (Unaudited)

Note 1 – Organization

AXS 2X Innovation ETF (the “2X Innovation ETF”), AXS 1.25X NVDA Bear Daily ETF (the “1.25X NVDA Bear Daily ETF”), AXS TSLA Bear Daily ETF (the “TSLA Bear Daily ETF”) and AXS Short Innovation Daily ETF (the “Short Innovation Daily ETF”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The 2X Innovation ETF seeks daily investment results, before fees and expenses, of 200% of the daily performance of the ARK Innovation ETF. The Fund is an actively managed exchange-traded fund (“ETF”). The Fund commenced operations on April 28, 2022.

On November 15, 2022, the Trust’s Board approved a one-for-five reverse share split for shares of the 2X Innovation ETF, effective after the close of business on November 30, 2022. On December 1, 2022, shareholders will be deemed to hold one Fund share for every five Fund shares previously held as of the close of business on November 30, 2022. The reverse share split did not change the total value of the shareholders’ investments in the Fund.

The 1.25X NVDA Bear Daily ETF seeks daily investment results, before fees and expenses, that correspond to one and a quarter times the inverse (-125%) of the daily performance of the common shares of NVIDIA Corporation. The Fund is an actively managed ETF. The Fund commenced operations on July 13, 2022.

On July 19, 2023, the Trust’s Board approved a one-for-five reverse share split for shares of the 1.25X NVDA Bear Daily ETF, effective after the close of business on August 14, 2023. On August 15, 2023, shareholders will be deemed to hold one Fund share for every five Fund shares previously held as of the close of business on August 14, 2023. The reverse share split did not change the total value of the shareholders’ investments in the Fund.

The TSLA Bear Daily ETF seeks daily investment results, before fees and expenses, that correspond to the inverse (-100%) of the daily performance of the common shares of Tesla, Inc. The Fund is an actively managed ETF. The Fund commenced operations on July 13, 2022.

The Short Innovation Daily ETF seeks to provide investment results that are approximately the inverse (or opposite) of, before fees and expenses, to the daily price and yield performance of the ARK Innovation ETF. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day. The Fund is classified as a non-diversified fund. Effective October 1, 2022, the Short Innovation Daily ETF changed fiscal year end from September 30th to March 31st.

The Short Innovation Daily ETF commenced investment operations on August 8, 2022. Prior to that date, the Fund acquired the assets and assumed the liabilities of the Tuttle Capital Short Innovation ETF (the "Short Innovation Daily ETF Predecessor Fund"), a series of Collaborative Investment Series Trust in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on April 4, 2022, by the Board of Collaborative Investment Series Trust on February 16, 2022, and by beneficial owners of the Short Innovation Daily ETF Predecessor Fund on July 29, 2022. The tax-free reorganization was accomplished on August 5, 2022. As a result of the reorganization, the Fund assumed the performance and accounting history of the Short Innovation Daily ETF Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Short Innovation Daily ETF Predecessor Fund.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023 (Unaudited)

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Short Innovation Daily ETF Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

Shares Issued	Net Assets
6,925,000	$339,852,874

The net unrealized depreciation of investments transferred was $41,087,479 as of the date of the acquisition.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Funds must utilize fair value pricing. Prior to September 8, 2022, security valued at fair value as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee were subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee met as needed. The Valuation Committee was comprised of all the Trustees, but action may had been taken by any one of the Trustees.

(b) Swap Agreements

Each Fund will enter into swap agreements to pursue its investment objective of delivering a specific multiple (e.g. 200% or -200%) return to its underlying common stock or ETF for a single day. The swap agreements may include as a reference asset investment vehicle that seek exposure to the underlying common stock or ETF.

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index. A Fund may use a combination of swaps on the underlying ETF and swaps on various investment vehicles that are designed to track the performance of the underlying ETF. The underlying investment vehicle may not track the performance of the underlying ETF due to embedded costs and other factors, which may increase a Fund’s correlation risk and impact a Fund’s ability to correlate with the underlying common stock or ETF.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023 (Unaudited)

With respect to the use of swap agreements, if the underlying common stock or ETF has a dramatic intraday move that causes a material decline in net assets, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, a Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with its investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any costs associated with using swap agreements may also have the effect of lowering each Fund’s return.

(c) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares net relative assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(d) Capital Share Transactions

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Funds’ Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Funds offer and redeem Shares on a continuous basis at NAV only in large blocks of Shares, currently 5,000 Shares for the AXS 2X Innovation ETF, AXS 1.25X NVDA Bear Daily ETF and AXS TSLA Bear Daily ETF and 25,000 Shares for the AXS Short Innovation Daily ETF, respectively (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Fund Shares may only be purchased from or redeemed to the Funds by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023 (Unaudited)

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A fixed purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Funds may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Funds may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Funds is $100, regardless of the number of Creation Units created in the transaction.

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Funds may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Funds, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Funds. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Funds securities to the account of the Trust. The non-standard charges are payable to the Funds as it incurs costs in connection with the redemption of Creation Units, the receipt of Funds securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for Funds is $100, regardless of the number of Creation Units created in the transaction.

(e) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2023, and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Funds exceed 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement (the “Agreement”) with AXS Investments LLC (the “Advisor”). Under the terms of the Agreement, each Fund pays a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of each Fund:

Investment Advisory Fee
2X Innovation ETF	0.95%
1.25X NVDA Bear Daily ETF	0.95%
TSLA Bear Daily ETF	0.95%
Short Innovation Daily ETF	0.65%*

*	The Advisor has agreed to cap the investment advisory fees for the Short Innovation Daily ETF to 0.65% for a period of two years ending on August 5, 2024. After the two-year period from the date of the reorganization, the Fund’s investment advisory fees will be 0.75%.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023 (Unaudited)

The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding any front-end or contingent deferred loads, brokerage fees and commission, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, other fees related to underlying investments (such as option fees and expenses or swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Acquiring Fund officers and trustees or contractual indemnification of Fund service providers) in order to limit total annual operating expenses of each fund. These agreements are in effect until July 31, 2024 for the 2X Innovation ETF, 1.25X NVDA Bear Daily ETF and TSLA Bear Daily ETF. The agreement is in effect until August 5, 2024 for the Short Innovation Daily ETF. They may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the expense cap by Fund:

Total Limit on Annual Operating Expenses
2X Innovation ETF	1.15%
1.25X NVDA Bear Daily ETF	1.15%
TSLA Bear Daily ETF	1.15%
Short Innovation Daily ETF	0.75%

The Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed if each Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which it was waived. The Advisor is permitted to seek reimbursement from each Fund, subject to certain limitations, of fees waived or payments made to each Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from each Fund if the reimbursement will not cause each Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statements of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than the dates stated below:

	2X Innovation ETF	1.25X NVDA Bear Daily ETF	TSLA Bear Daily ETF
March 31, 2026	$109,366	$72,363	$39,147
March 31, 2027	97,137	60,912	135,363
Total	$206,503	$133,275	$174,510

Short Innovation Daily ETF
September 30, 2025	$168,590
March 31, 2026	462,957
March 31, 2027	309,857
Total	$941,404

Brown Brothers Harriman & Co. serves as the Funds’ fund accountant, transfer agent and custodian. UMB Fund Services (“UMBFS”) and Mutual Fund Administration, LLC (“MFAC”) serve as the Funds’ co-administrators.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023 (Unaudited)

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended September 30, 2023, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts are adjusted for market value changes in the invested Fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and are disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation (depreciation) and income are included in the Trustees' fees and expenses in the Statements of Operations.

ALPS Distributors, Inc. serves as the Funds’ Distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Note 4 – Federal Income Taxes

At September 30, 2023, cost of investments, gross unrealized appreciation, and gross unrealized depreciation on investments owned by the Funds, based on cost for federal income tax purposes were $0.

The tax basis of the components of distributable net earnings (deficit) at March 31, 2023 were as follows:

	2X Innovation ETF	1.25X NVDA Bear Daily ETF	TSLA Bear Daily ETF
Undistributed ordinary income	$-	$713,659	$402,080
Undistributed long-term capital gains	-	-	-
Tax accumulated earnings	-	713,659	402,080

Accumulated capital and other losses	(6,592,966)	(6,096,441)	(21,112,826)
Unrealized appreciation (depreciation) on swap contracts	2,428,794	(17,183,903)	(5,895,911)
Unrealized deferred compensation	(2,074)	(588)	(2,351)
Total distributable earnings (accumulated deficit)	$(4,166,276)	$(22,567,273)	$(26,609,008)

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023 (Unaudited)

Short Innovation Daily ETF
Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-

Accumulated capital and other losses	-
Unrealized appreciation (depreciation) on swap contracts	(17,330,833)
Unrealized deferred compensation	(4,195)
Total distributable earnings (accumulated deficit)	$(17,335,028)

The tax character of the distributions paid during the periods ended March 31, 2023 and September 30, 2022 (if applicable) were as follows:

2X Innovation ETF
Distribution paid from:	March 31, 2023
Ordinary income	$-
Net long-term capital gains	-
Total distributions paid	$-

1.25X NVDA Bear Daily ETF
Distribution paid from:	March 31, 2023
Ordinary income	$451,820
Net long-term capital gains	-
Total distributions paid	$451,820

TSLA Bear Daily ETF
Distribution paid from:	March 31, 2023
Ordinary income	$2,971,709
Net long-term capital gains	-
Total distributions paid	$2,971,709

	Short Innovation Daily ETF
Distribution paid from:	March 31, 2023	September 30, 2022
Ordinary income	$65,646,748	$-
Net long-term capital gains	-	-
Total distributions paid	$65,646,748	$-

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023 (Unaudited)

As of March 31, 2023, the 2X Innovation ETF had qualified late-year ordinary losses of $864,576, which are deferred until fiscal year 2023 for tax purposes. Net late-year ordinary losses incurred after December 31 and within the taxable year and net late-year specified losses incurred after October 31 and within the taxable year, are deemed to arise on the first day of the 2X Innovation ETF ’s next taxable year.

As of March 31, 2023, the Funds had post-October capital losses, which are deferred until fiscal year 2023 for tax purposes. Capital losses incurred after October 31, and within the year are deemed to arise on the first day of the Fund’s next taxable year.

Post-October Capital Losses
1.25X NVDA Bear Daily ETF	$6,096,441
TSLA Bear Daily ETF	21,112,826

As of March 31, 2023, the 2X Innovation ETF had net capital loss carryovers as follows:

Not subject to expiration:
Short-term	$5,728,420
Long-term	-
Total	$5,728,420

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Investment Transactions

There were no purchases and sales of investments for the six months ended September 30, 2023.

There were no purchases and sales of in-kind transactions for the six months ended September 30, 2023.

Note 6 – Distribution Plan

The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Funds, except for the Short Innovation Daily ETF, are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse the Distributor for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. The Distributor may also use this amount to compensate securities dealers or other persons that are APs for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services. The Funds do not and have no current intention of paying 12b-1 fees. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of a Fund’s assets, over time these fees will increase the cost of shareholders’ investment and may cost shareholders more than certain other types of sales charges.

For the six months ended September 30, 2023, distribution and service fees, if any, incurred are disclosed on the Statements of Operations.

Note 7 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023 (Unaudited)

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2023, in valuing the Funds’ assets and liabilities carried at fair value:

2X Innovation ETF	Level 1*	Level 2	Level 3*	Total
Assets
Other Financial Instruments**
Swap Contracts	$-	$1,727,673	$-	$1,727,673
Total Assets	$-	$1,727,673	$-	$1,727,673
Liabilities
Other Financial Instruments**
Swap Contracts	$-	$784,685	$-	$784,685
Total Liabilities	$-	$784,685	$-	$784,685

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023 (Unaudited)

1.25X NVDA Bear Daily ETF	Level 1*	Level 2	Level 3*	Total
Assets
Other Financial Instruments**
Swap Contracts	$-	$4,130,544	$-	$4,130,544
Total Assets	$-	$4,130,544	$-	$4,130,544
Liabilities
Other Financial Instruments**
Swap Contracts	$-	$5,568,569	$-	$5,568,569
Total Liabilities	$-	$5,568,569	$-	$5,568,569

TSLA Bear Daily ETF	Level 1*	Level 2	Level 3*	Total
Assets
Other Financial Instruments**
Swap Contracts	$-	$4,668,080	$-	$4,668,080
Total Assets	$-	$4,668,080	$-	$4,668,080
Liabilities
Other Financial Instruments**
Swap Contracts	$-	$5,959,695	$-	$5,959,695
Total Liabilities	$-	$5,959,695	$-	$5,959,695

Short Innovation Daily ETF	Level 1*	Level 2	Level 3*	Total
Assets
Other Financial Instruments**
Swap Contracts	$-	$17,880,169	$-	$17,880,169
Total Assets	$-	$17,880,169	$-	$17,880,169
Liabilities
Other Financial Instruments**
Swap Contracts	$-	$6,247,735	$-	$6,247,735
Total Liabilities	$-	$6,247,735	$-	$6,247,735

*	The Funds did not hold any Level 1 or 3 securities at period end.
**	Other financial instruments are derivative instruments such as swap contracts. Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023 (Unaudited)

Note 9 – Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position and performance. The Funds invested in swap contracts during the six months ended September 30, 2023.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments, as of September 30, 2023, by risk category are as follows:

Fund	Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Asset Derivatives Value	Liability Derivatives Value
2X Innovation ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	$1,727,673	$784,685
1.25X NVDA Bear Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	4,130,544	5,568,569
TSLA Bear Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	4,668,080	5,959,695
Short Innovation Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	17,880,169	6,247,735

The effects of derivative instruments on the Statements of Operations for the six months ended September 30, 2023, are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Fund	Derivatives not designated as hedging instruments	Open Swap Contracts
2X Innovation ETF	Equity contracts	$(314,007)
1.25X NVDA Bear Daily ETF	Equity contracts	(83,869,224)
TSLA Bear Daily ETF	Equity contracts	(28,514,409)
Short Innovation Daily ETF	Equity contracts	(38,235,074)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations
Fund	Derivatives not designated as hedging instruments	Open Swap Contracts
2X Innovation ETF	Equity contracts	$(1,485,806)
1.25X NVDA Bear Daily ETF	Equity contracts	15,745,878
TSLA Bear Daily ETF	Equity contracts	4,604,296
Short Innovation Daily ETF	Equity contracts	28,963,267

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023 (Unaudited)

The average quarterly volume of derivative instruments held by the Funds during the six months ended September 30, 2023, are as follows:

Fund	Derivatives not designated as hedging instruments	Investment	Notional Value
2X Innovation ETF	Equity contracts	Open Swap Contracts	$101,754,197
1.25X NVDA Bear Daily ETF	Equity contracts	Open Swap Contracts	(106,719,970)
TSLA Bear Daily ETF	Equity contracts	Open Swap Contracts	(98,725,003)
Short Innovation Daily ETF	Equity contracts	Open Swap Contracts	(247,100,727)

Note 10 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivative Association (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Funds and each of its counterparties. These agreements allow the Funds and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Funds’ custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Funds from its counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023 (Unaudited)

It is the Funds’ policy to recognize a net asset or liability equal to the unrealized appreciation (depreciation) of swap contracts. As of September 30, 2023, the Funds are subject to a master netting arrangement for swap contracts. The following table shows additional information regarding the offsetting of assets and liabilities, as of September 30, 2023:

			Amounts Not Offset in Statement of Assets and Liabilities
Fund/ Description	Counterparty	Gross Amounts Recognized in the Statements of Assets and Liabilities	Financial Instruments*	Cash Collateral*	Net Amount
2X Innovation ETF
Unrealized appreciation on open swap contracts - asset receivable	Cowen	$1,727,673	$-	$-	$1,727,673
Unrealized depreciation on open swap contracts -liability payable	Clear Street	784,685	-	(784,685)	-

1.25X NVDA Bear Daily ETF
Unrealized appreciation on open swap contracts -liability payable	Cowen	4,130,544	-	-	4,130,544
Unrealized depreciation on open swap contracts -liability payable	Clear Street	5,568,569	-	(5,568,569)	-

TSLA Bear Daily ETF
Unrealized appreciation on open swap contracts - asset receivable	Cowen	4,668,080	-	-	4,668,080
Unrealized depreciation on open swap contracts -liability payable	Clear Street	5,959,695	-	(5,959,695)	-

Short Innovation Daily ETF
Unrealized appreciation on open swap contracts - asset receivable	Cowen	17,880,169	-	-	17,880,169
Unrealized depreciation on open swap contracts -liability payable	Clear Street	6,247,735	-	(6,247,735)	-

*	Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statements of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023 (Unaudited)

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional, or global events such as war, acts of terrorism, the spread of infectious illness and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 12 – New Accounting Pronouncements and Regulatory Updates

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semi-annual streamlined shareholder reports.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds have adopted procedures in accordance with Rule 18f-4.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds have adopted procedures in accordance with Rule 2a-5.

Note 13 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

AXS Funds

EXPENSE EXAMPLES

For the Six Months Ended September 30, 2023 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2023 to September 30, 2023.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
2X Innovation ETF	4/1/23	9/30/23	4/1/23 – 9/30/23
Actual Performance	$1,000.00	$874.10	$5.39
Hypothetical (5% annual return before expenses)	1,000.00	1,019.25	5.81

*	Expenses are equal to the Fund’s annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six-month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

AXS Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended September 30, 2023 (Unaudited)

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
1.25X NVDA Bear Daily ETF	4/1/23	9/30/23	4/1/23 – 9/30/23
Actual Performance	$1,000.00	$494.00	$4.30
Hypothetical (5% annual return before expenses)	1,000.00	1,019.25	5.81

*	Expenses are equal to the Fund’s annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six-month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
TSLA Bear Daily ETF	4/1/23	9/30/23	4/1/23 – 9/30/23
Actual Performance	$1,000.00	$763.20	$5.07
Hypothetical (5% annual return before expenses)	1,000.00	1,019.25	5.81

*	Expenses are equal to the Fund’s annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six-month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Short Innovation Daily ETF	4/1/23	9/30/23	4/1/23 – 9/30/23
Actual Performance	$1,000.00	$991.50	$3.74
Hypothetical (5% annual return before expenses)	1,000.00	1,021.25	3.79

*	Expenses are equal to the Fund’s annualized expense ratio of 0.75% multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six-month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

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FUND INFORMATION

	TICKER	CUSIP
AXS 2X Innovation ETF	TARK	46144X 487
AXS 1.25X NVDA Bear Daily ETF	NVDS	46144X 420
AXS TSLA Bear Daily ETF	TSLQ	46144X 867
AXS Short Innovation Daily ETF	SARK	46144X 628

Privacy Principles of the AXS ETFs for Shareholders

The ETFs are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the ETFs collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the ETFs do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the ETFs. The ETFs do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AXS ETFs for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting

The ETFs’ proxy voting policies and procedures, as well as information regarding how the ETFs voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (303) 623-2577 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The ETFs file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the ETFs’ Form N-PORT on the SEC’s website at www.sec.gov.

Householding

The ETFs will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the ETFs at (303) 623-2577.

AXS ETFs

1290 Broadway, Suite 1000

Denver, CO 80203

Toll Free: (303) 623-2577

Item 1. Report to Stockholders (Continued).

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	12/8/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	12/8/2023

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	12/8/2023